Commitments and Contingent Liabilities and Litigation - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Loss Contingencies [Line Items]
Purchases under contract	$ 17.9	$ 47.9	$ 9.2	$ 30.4	$ 41.7	$ 35.5	$ 48.0
Misuse Of Non-Compete Agreement And Failed Earnout Payment
Loss Contingencies [Line Items]
Allegation for potential damages			$ 3.0